Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	$ 647	¥ 4,451	¥ 3,154	¥ 2,342
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	$ 564	¥ 3,900	¥ 3,000	¥ 2,300